Condensed Financial Information of the Company - Consolidated Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net cash (used in) provided by operating activities	¥ 102,811	$ 16,133	¥ (46,132)	¥ (239,544)
Net cash provided (used in) by investing activities	220,836	34,654	1,880,363	(1,085,226)
Net cash (used in) provided by financing activities	(9,640)	(1,513)	(1,450,657)	(485,070)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(29,755)	(4,669)	(68,761)	5,506
Net (decrease) increase in cash and cash equivalents and restricted cash	284,252	44,605	314,813	(1,804,334)
Cash and cash equivalents and restricted cash at beginning of year	1,300,455	204,070	985,642	2,789,976
Cash and cash equivalents and restricted cash at end of year	1,584,707	248,675	1,300,455	985,642
Parent Company [Member]
Net cash (used in) provided by operating activities	666	105	(2,186)	(15,258)
Net cash provided (used in) by investing activities	(864,999)	(135,737)	1,345,523	375,584
Net cash (used in) provided by financing activities	891,960	139,968	(1,453,285)	(494,055)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(25,469)	(3,997)	(121,395)	64,769
Net (decrease) increase in cash and cash equivalents and restricted cash	2,158	339	(231,343)	(68,960)
Cash and cash equivalents and restricted cash at beginning of year	18,243	2,863	249,586	318,546
Cash and cash equivalents and restricted cash at end of year	¥ 20,401	$ 3,202	¥ 18,243	¥ 249,586